Investment Objectives and Goals - CG Flagship Equity ETF	Jul. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CG FLAGSHIP EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The CG Flagship Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.